Notes Payable (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 15, 2017	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2020
Short-term Debt [Line Items]
Loans Payable to Bank	$ 18,997
Term of agreement	4 years
Debt Instrument, Periodic Payment	$ 440
Gain on extinguishment of debt			$ 665,596
Tractor [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				3.60%
Loans Payable			25,013		$ 49,156
Debt Instrument, Periodic Payment				$ 25,913
Payments for Purchase of Other Assets				$ 116,661
PPP Loan [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.00%
Proceeds from Bank Debt		$ 661,612
Debt instrument maturity month and year		2022-04
Gain on extinguishment of debt			$ 665,596